Sales (Tables)	6 Months Ended
Jun. 30, 2017
Sales [Abstract]
Sales to Single Customers Exceeding 10% of Sales	Sales to single customers exceeding 10% of sales:
	Six-month period ended June 30,
	2017	2016
	US$ thousands

Customer “A”	12,979	*
Customer “B”	8,397	9,667
Customer “C”	*	6,382

*	Less than 10% of sales.